Long-term Payables - other (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Long-term payables - other
(1)	As of December 31, 2022 and 2021, details of long-term payables — other related to the acquisition of frequency usage rights are as follows (See note 17):

(In millions of won)
	December 31, 2022		December 31, 2021
Long-term payables — other	￦	1,690,470	2,090,715
Present value discount on long-term payables — other		(52,129)	(80,882)
Current installments of long-term payables — other		(398,874)	(398,823)

Carrying amount as of December 31	￦	1,239,467	1,611,010

Repayment schedule of the principal amount of long-term payables - other related to acquisition of frequency usage rights
(2)
The sum of portions repaid among the principal of long-term payables — other for the years ended December 31, 2022 and 2021 amounts at ￦400,245 million and ￦425,349 million, respectively. The repayment schedule of the principal amount of long-term payables — other as of December 31, 2022 is as follows:

(In millions of won)
	Amount
Less than 1 year	￦	400,245
1~3 years		738,300
3~5 years		460,538
More than 5 years		91,387

	￦	1,690,470